Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings per share

Note 7:    Earnings per share

The following table shows the weighted average number of shares used in computing earnings per share and the effect on the weighted average number of shares of dilutive potential common stock.

	For the three months ended				For the nine months ended
	September 30, 2016		September 30, 2015		September 30, 2016		September 30, 2015
	Average Shares	Per share Amount	Average Shares	Per share Amount	Average Shares	Per share Amount	Average Shares	Per share Amount
Basic earnings per share	4,774,856	$0.18	4,780,649	$0.06	4,774,856	$0.41	4,797,405	$0.20
Effect of dilutive securities:
Stock options	22,665		15,359		18,291		13,724

Diluted earnings per share	4,797,521	$0.18	4,796,008	$0.06	4,793,147	$0.41	4,811,129	$0.20

For the three months ended September 30, 2016 and 2015, options on 33,451 and 60,973 shares, respectively, were not included in computing diluted earnings per share because their effects were anti-dilutive. For the nine months ended September 30, 2016 and 2015, options on 47,041 and 68,473 shares, respectively, were not included in computing diluted earnings per share because their effects were anti-dilutive.

Note 19. Earnings per Share

The following table shows the weighted average number of shares used in computing earnings per share and the effect on the weighted average number of shares of dilutive potential common stock.

	December 31, 2015		December 31, 2014
	Average	Per share	Average	Per share
	Shares	Amount	Shares	Amount
Basic earnings per share	4,791,722	$0.08	4,818,377	$0.38
Effect of dilutive securities:
Stock options	13,596		11,204

Diluted earnings per share	4,805,318	$0.08	4,829,581	$0.38

For the years ended 2015 and 2014, options on 89,473 and 68,707 shares, respectively, were not included in computing diluted earnings per share because their effects were anti-dilutive.